Goodwill, Intangible Assets and In-Process Revenue Contracts - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Goodwill impairment charge (note 6)	$ 0	$ 0	$ 36,652,000
Aggregate amortization expense	18,200,000	17,200,000	19,100,000
Amortization of intangible assets, 2014	13,000,000
Amortization of intangible assets, 2015	11,900,000
Amortization of intangible assets, 2016	10,900,000
Amortization of intangible assets, 2017	9,900,000
Amortization of intangible assets, 2018	8,900,000
Amortization of intangible assets, thereafter	53,300,000
Amortization of in-process revenue	(61,700,000)	(72,933,000)	(46,436,000)
Teekay Petrojarl And Omi Corporation [Member]
Segment Reporting Information [Line Items]
Amortization of in-process revenue	61,700,000	72,933,000	46,436,000
Amortization of in-process revenue contracts, 2014	40,200,000
Amortization of in-process revenue contracts, 2015	19,800,000
Amortization of in-process revenue contracts, 2016	19,800,000
Amortization of in-process revenue contracts, 2017	19,800,000
Amortization of in-process revenue contracts, 2018	15,300,000
Amortization of in-process revenue contracts, thereafter	65,000,000
Conventional tanker [Member]
Segment Reporting Information [Line Items]
Goodwill impairment charge (note 6)			$ 36,652,000